Schedule of Supplementary Information about the Parent Entity (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Loss after income tax expense for the half-year	$ (9,194,540)	$ (5,903,451)	$ (11,571,240)	$ 34,402,821
Total comprehensive income/(loss)	(10,737,437)	(5,093,600)	(9,629,678)	38,097,293
Total current assets	6,628,763		19,735,893	21,521,417
Total assets	110,698,323		122,336,782	108,328,908
Total current liabilities	7,949,140		3,594,273	3,999,582
Total liabilities	7,949,140		8,946,817	3,999,582
Equity
Issued capital	142,986,671		142,986,671	125,713,259	$ 114,922,698
Share-based payments reserve	8,822,883		8,726,228	7,309,323	6,733,118
Accumulated losses	(59,128,334)		(49,985,023)	(38,500,932)
Total equity	$ 102,749,183	$ 117,373,782	113,389,965	104,329,326	$ 52,580,191
Parent [member]
IfrsStatementLineItems [Line Items]
Loss after income tax expense for the half-year			(10,534,690)	39,569,245
Total comprehensive income/(loss)			(10,534,690)	39,569,245
Total current assets			17,352,971	6,338,838
Total assets			118,145,995	103,094,398
Total current liabilities			1,799,920	256,494
Total liabilities			7,152,464	256,494
Equity
Issued capital			142,986,671	125,713,259
Share-based payments reserve			8,726,228	7,309,323
Accumulated losses			(40,719,368)	(30,184,678)
Total equity			$ 110,993,531	$ 102,837,904